LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Supplemental balance sheet information related to operating lease

	As of December 31,
	2020	2021
	RMB	RMB	US$
Right-of-use assets	—	1,237,734	194,227

Operating lease liabilities – current	—	598,062	93,850
Operating lease liabilities – non-current	—	575,060	90,239
Total operating lease liabilities	—	1,173,122	184,089

The weighted average remaining lease terms and discount rates for the operating lease

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	1.35
Weighted average discount rate	5.525%

Future minimum lease payments under non-cancellable operating leases

	RMB	US$
2022	598,062	93,850
2023	369,272	57,947
2024	174,845	27,437
2025	65,989	10,355
2026 and thereafter	50,459	7,918
Less: interest	(85,505)	(13,418)

Total	1,173,122	184,089